SHARE-BASED COMPENSATION - Additional Information (Details)									12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Feb. 28, 2025 shares	Feb. 26, 2025 shares	Feb. 26, 2024 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares
SHARE-BASED COMPENSATION
Restricted shares issued (in shares)			6,255,483
Stock Options, Shares, Granted									0	0	0
Employee Stock Option
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥									¥ 0		¥ 0	¥ 0
Share-based compensation | ¥									0
Restricted shares
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense | ¥									0
Share-based compensation | ¥									¥ 0
Number of shares issued					1,000,000			1,050,000
Stock Options, Shares, Granted									0	0	11,318
Shares outstanding									0	0	0	0
Stock issued value for services | $					$ 372,600			$ 1,354,500
Exercise price (per share) | $ / shares					$ 0.3726			$ 1.29
Restricted shares | Class B ordinary shares
SHARE-BASED COMPENSATION
Granted during the period				12,900,000
Fair value of shares | $				$ 2,130,000
Stock price | $ / shares				$ 0.17
Restricted shares | Employee
SHARE-BASED COMPENSATION
Fair value of shares | $							$ 1,708,024
Restricted stock closing price | $ / shares							$ 1.04
Exercisable Options, Average Remaining Contractual life (years)							3 years
Restricted shares issued (in shares)		547,443										1,094,888
Stock Options, Shares, Forfeited value												29,988
Restricted shares | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period							1,642,331
Fair value of shares | $					$ 372,600
Restricted stock closing price | $ / shares					$ 0.3726
Number of shares issued					1,000,000
Restricted shares | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Restricted shares issued (in shares)	1,131,597								0	0
Stock Options, Shares, Granted	2,263,194			6,255,483
Stock Options, Shares, Granted value | $	$ 3,496,635			$ 988,366
Stock Options, Shares, Granted (per share) | $ / shares	$ 1.545			$ 0.158
Vesting period	2 years
Restricted shares | Senior Manager
SHARE-BASED COMPENSATION
Stock or Unit Option Plan Expense										$ 12,687,016	¥ 10,279,881	¥ 22,427,682
Share-based compensation									¥ 9,481,158	$ 1,397,350
Granted during the period						3,000,000	1,600,000
Fair value of shares | $						$ 3,025,000	$ 1,694,000
Restricted stock closing price | $ / shares						$ 1.01	$ 1.06
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)									9 months	9 months
Restricted shares | Senior Manager | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding									0	0	2,639,467	60,827
Restricted shares | Senior Manager | Class B ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding									0	0	12,900,000	0
Restricted shares | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split
SHARE-BASED COMPENSATION
Number of shares issued					292			278
Exercise price (per share) | $ / shares					$ 1,341.36			$ 4,644
Restricted shares | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split | Employee
SHARE-BASED COMPENSATION
Restricted stock closing price | $ / shares							$ 3,744
Restricted shares issued (in shares)		153										305
Stock Options, Shares, Forfeited value												9
Restricted shares | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split | Employee | Class A ordinary shares
SHARE-BASED COMPENSATION
Granted during the period							457
Restricted stock closing price | $ / shares					$ 1,341.36
Number of shares issued					278
Restricted shares | Post 2024 Reverse Stock Split and 2026 Reverse Stock Split | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted				1,738
Stock Options, Shares, Granted (per share) | $ / shares				$ 568.8
Restricted shares | Post 2026 Reverse Stock Split | Management and staffs | Class A ordinary shares
SHARE-BASED COMPENSATION
Stock Options, Shares, Granted	11,318
Stock Options, Shares, Granted (per share) | $ / shares	$ 309
Restricted shares | Post 2026 Reverse Stock Split | Senior Manager | Class A ordinary shares
SHARE-BASED COMPENSATION
Shares outstanding											13,209	306